UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number: 811-21270

                        BlackRock Partners Balanced Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

          100 Bellevue Parkway, Wilmington, DE                        19809
--------------------------------------------------------------------------------
         (Address of principal executive offices)                   (Zip code)

                           Robert S. Kapito, President
              The BlackRock Insured Municipal 2008 Term Trust Inc.
                    40 East 52nd Street, New York, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (302) 797-2449

Date of fiscal year end: 12/31/03

Date of reporting period: 6/30/03

--------------------------------------
Partners Balanced Trust
Semi-Annual Report

JUNE 30, 2003 (UNAUDITED)

--------------------------------------
























NOT FDIC INSURED                                                          [LOGO]
MAY LOSE VALUE
NO BANK GUARANTEE

                                TABLE OF CONTENTS

Letter to Shareholders ....................................................    1
Trust Summaries ...........................................................    2
Portfolio of Investments ..................................................    3
Financial Statements
   Statement of Assets and Liabilities ....................................    7
   Statement of Operations ................................................    8
   Statement of Cash Flows ................................................    9
   Statement of Changes in Net Assets .....................................   10
Financial Highlights ......................................................   11
Notes to Financial Statements .............................................   12







--------------------------------------------------------------------------------

                         PRIVACY PRINCIPLES OF THE TRUST

     The Trust is committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trust collects, how we protect that information and why, in certain cases, we may share information with select other parties.

     Generally, the Trust does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of shareholders may become available to the Trust. The Trust does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

     The Trust restricts access to non-public personal information about its shareholders to BlackRock employees with a legitimate business need for the information. The Trust maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

--------------------------------------------------------------------------------

                             LETTER TO SHAREHOLDERS

                                                                   July 31, 2003

Dear Shareholder:

     We are pleased to present the first semi-annual report for Partners Balanced Trust (the "Trust") for the period ended June 30, 2003. This report contains the Trust's unaudited financial statements and a list of its portfolio holdings.

     The Trust is a diversified, actively managed balanced fund, which invests in both stocks and bonds. BlackRock Advisors, Inc. is the investment advisor to the Trust. BlackRock Advisors, Inc. and its affiliate, BlackRock Financial Management, Inc., manage the Trust's fixed income securities, while Wellington Management Company, LLP manages the Trust's equity investments. BlackRock Advisors, Inc. and Wellington Management Company, LLP jointly reallocate the Trust's net assets periodically between debt and equity securities. Shares of the Trust are continuously offered. However, as a closed-end interval fund, shares of the Trust are not listed on any securities exchange. Shareholders who wish to have their shares repurchased must do so via quarterly tender offers.

     The following table shows the Trust's yield and net asset value ("NAV") per share as of June 30, 2003.


--------------------------------------------------------------------------------
                                                      CURRENT
                  TRUST                               YIELD(1)         NAV
--------------------------------------------------------------------------------
 Partners Balanced Trust (BWP)                          4.99%         $20.04
--------------------------------------------------------------------------------

(1) Current yield is based on NAV.

     BlackRock, Inc. ("BlackRock"), a world leader in asset management, has a proven commitment to managing fixed income securities. As of June 30, 2003, BlackRock managed $194 billion in fixed income, including 16 open-end and 44 closed-end bond funds. With total assets under management of $286 billion as of June 30, 2003, BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation in managing assets for the world's largest institutional investors. BlackRock Advisors, Inc. and its affiliate, BlackRock Financial Management, Inc., are wholly owned subsidiaries of BlackRock, Inc.

     Wellington Management Company, LLP ("Wellington Management") is one of the largest independent investment management companies in the world, with total assets under management of $337 billion, including over $197 billion in equities. Wellington Management serves as investment advisor in 40 countries, serving over 1,000 clients including 295 sub-advisory mandates (as of June 30, 2003). With one of the largest and most experienced investment staffs in the industry, Wellington Management's distinctive strength is its fundamental research capability.

     On behalf of BlackRock, we thank you for your continued confidence and assure you that we remain committed to excellence in managing your assets.

Sincerely,



/s/ Laurence D. Fink                           /s/ Ralph L. Schlosstein
--------------------                           -------------------------
Laurence D. Fink                               Ralph L. Schlosstein
Chief Executive Officer                        President
BlackRock Advisors, Inc.                       BlackRock Advisors, Inc.

TRUST SUMMARIES (UNAUDITED)
JUNE 30, 2003


                                TRUST INFORMATION
--------------------------------------------------------------------------------
 Symbol:                                                              BWP
--------------------------------------------------------------------------------
 Initial Offering Date:                                         April 30, 2003
--------------------------------------------------------------------------------
 Net Asset Value as of 6/30/03:                                     $20.04
--------------------------------------------------------------------------------
 Yield on Net Asset Value as of 6/30/03:(1)                           4.99%
--------------------------------------------------------------------------------
 Current Monthly Distribution per Share:(2)                         $ 0.0833
--------------------------------------------------------------------------------
 Current Annualized Distribution per Share:(2)                      $ 0.9996
--------------------------------------------------------------------------------

(1) Yield on net asset value is calculated by dividing the current annualized distribution per share by the net asset value.

(2)  The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust's NAV since inception:

                        --------------------------------------------
                          6/30/03         HIGH           LOW
--------------------------------------------------------------------
     NAV                   $20.04        $20.70         $19.05
--------------------------------------------------------------------


     The following charts show the Trust's asset composition and credit quality allocations:

-------------------------------------------------------------------------------
                                SECTOR BREAKDOWN
-------------------------------------------------------------------------------
 COMPOSITION                                                      JUNE 30, 2003
-------------------------------------------------------------------------------
 Finance & Banking                                                      25%
-------------------------------------------------------------------------------
 Energy                                                                 18
-------------------------------------------------------------------------------
 Federal National Mortgage Association                                  12
-------------------------------------------------------------------------------
 U.S. Government Securities                                              5
-------------------------------------------------------------------------------
 Consumer Products                                                       5
-------------------------------------------------------------------------------
 Telecommunication                                                       5
-------------------------------------------------------------------------------
 Chemicals                                                               4
-------------------------------------------------------------------------------
 Media                                                                   3
-------------------------------------------------------------------------------
 Forest Products                                                         3
-------------------------------------------------------------------------------
 Automotive                                                              2
-------------------------------------------------------------------------------
 Pharmaceuticals                                                         2
-------------------------------------------------------------------------------
 Aerospace & Defense                                                     2
-------------------------------------------------------------------------------
 Real Estate                                                             2
-------------------------------------------------------------------------------
 Industrial                                                              2
-------------------------------------------------------------------------------
 Ecological Services & Equipment                                         2
-------------------------------------------------------------------------------
 Hotels & Casinos                                                        2
-------------------------------------------------------------------------------
 Other                                                                   6
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                             RATING % OF CORPORATES*
-------------------------------------------------------------------------------
 CREDIT RATING                                                    JUNE 30, 2003
-------------------------------------------------------------------------------
 AAA/Aaa                                                                 5%
-------------------------------------------------------------------------------
 AA/Aa                                                                  15
-------------------------------------------------------------------------------
 A                                                                      18
-------------------------------------------------------------------------------
 BBB/Baa                                                                21
-------------------------------------------------------------------------------
 BB/Ba                                                                  17
-------------------------------------------------------------------------------
 B                                                                      23
-------------------------------------------------------------------------------
 Not Rated                                                               1
-------------------------------------------------------------------------------

-----------------
* Using the higher of Standard & Poor's ("S&P"), Moody's Investors Service ("Moody's") or Fitch Ratings ("Fitch") rating. Corporate bonds represented approximately 65.4% of net assets on June 30, 2003.

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003

            PRINCIPAL
             AMOUNT
RATING(1)     (000)                         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------------------------------------
                        LONG-TERM INVESTMENTS--143.4%
                        CORPORATE BONDS--65.4%
                        AEROSPACE & DEFENSE--2.4%
     A        $  200    General Dynamics Corp., 4.25%, 5/15/13 ................................   $   200,633
   BBB+          225    Lockheed Martin Corp., 8.50%, 12/01/29 ................................       305,819
   BBB-          175    Northrop Grumman Corp., 7.75%, 2/15/31 ................................       224,483
   BBB-          250    Raytheon Co., 6.15%, 11/01/08 .........................................       282,682
                                                                                                  -----------
                                                                                                    1,013,617
                                                                                                  -----------
                        AUTOMOTIVE--3.0%
     B           300    Asbury Automotive Group, 9.00%, 6/15/12 ...............................       294,000
                        DaimlerChrysler NA Holding Corp.
    A3           300      7.20%, 9/01/09 ......................................................       341,006
    A3           200(2)   4.05%, 6/04/08 ......................................................       197,920
    B+           300(2) Dura Operating Corp., 8.625%, 4/15/12 .................................       309,750
    B1           120    RJ Tower Corp., 12.00%, 6/01/13(3) ....................................       115,200
                                                                                                  -----------
                                                                                                    1,257,876
                                                                                                  -----------
                        BASIC MATERIALS--0.7%
    BB-          300    United States Steel Corp., 9.75%, 5/15/10 .............................       307,500
                                                                                                  -----------
                        CHEMICALS--2.1%
    A-           200    Dow Chemical Co., 7.375%, 11/01/29 ....................................       232,432
    BB-          300    Lyondell Chemical Co., 11.125%, 7/15/12 ...............................       306,750
    BB           300    Rhodia SA, 7.625%, 6/01/10 (France)(3) ................................       316,500
                                                                                                  -----------
                                                                                                      855,682
                                                                                                  -----------
                        CONSUMER PRODUCTS--4.1%
   BBB+          200    General Mills, Inc., 6.00%, 2/15/12 ...................................       227,338
    BBB          300(2) Kellogg Co., 6.60%, 4/01/11 ...........................................       351,819
    A3           350(2) Kraft Foods, Inc., 5.625%, 11/01/11 ...................................       381,385
    BBB          200    Kroger Co., 6.80%, 4/01/11 ............................................       228,172
    B-           300    Rite Aid Corp., 6.875%, 8/15/13 .......................................       259,500
    AA           200    Wal Mart Stores, Inc., 6.875%, 8/10/09 ................................       240,712
                                                                                                  -----------
                                                                                                    1,688,926
                                                                                                  -----------
                        CONGLOMERATES--0.8%
     B           300    Dresser, Inc., 9.375%, 4/15/11 ........................................       310,500
                                                                                                  -----------
                        ELECTRONICS--0.8%
    BB-          300    Perkin Elmer, Inc., 8.875%, 1/15/13(3) ................................       330,000
                                                                                                  -----------
                        ENERGY--13.0%
    B+           300(2) AES Corp., 9.00%, 5/15/153 ............................................       313,125
    B1           300    Calpine Corp., 7.75%, 4/15/09 .........................................       222,000
    BBB          300    Centerpoint Energy Houston Electric LLC, 5.70%, 3/15/13(3) ............       325,074
    Ba3          300    Chesapeake Energy Corp, 7.50%, 9/15/133 ...............................       318,000
    A-           225    Conoco, Inc., 6.95%, 4/15/29 ..........................................       270,710
    A3           220    Consolidated Natural Gas, 5.375%, 11/01/06 ............................       240,150
    A-           200    Detroit Edison Co., 6.125%, 10/01/10 ..................................       226,752
    BBB          125    Devon Energy Corp., 7.95%, 4/15/32 ....................................       160,898
    BBB          300    Devon Financing Corp., 6.875%, 9/30/11 ................................       351,910
    A-           200    Duke Energy Corp., 3.75%, 3/05/083 ....................................       205,866
    BB-          245    El Paso Energy Partners, 8.50%, 6/01/103 ..............................       262,763
    B+           300    El Paso Production Holdings, 7.75%, 6/01/13(3) ........................       300,375
   BBB+          100    Exelon Corp., 6.75%, 5/01/11 ..........................................       115,699
    A1           225    Florida Power Corp., 4.80%, 3/01/13 ...................................       233,980
    B+           300(2) Hanover Equipment Trust, 8.75%, 9/01/11 ...............................       315,000
   BBB+          200    Kinder Morgan Energy Partners LP, 7.30%, 8/15/33 ......................       239,334
    BB-          300    Midwest Generation LLC, 8.30%, 7/02/09 ................................       297,000
   BBB+          200    Occidental Petroleum Corp., 6.75%, 1/15/12 ............................       237,356
    B2           300    Orion Power Holdings, Inc., 12.00%, 5/01/10 ...........................       346,500
     B           200    Swift Energy Co., 10.25%, 8/01/09 .....................................       214,000
    B+           200    Williams Cos., Inc., 8.125%, 3/15/12 ..................................       205,000
                                                                                                  -----------
                                                                                                    5,401,492
                                                                                                  -----------


                       See Notes to Financial Statements.

            PRINCIPAL
             AMOUNT
RATING(1)     (000)                         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------------------------------------
                        ECOLOGICAL SERVICES & EQUIPMENT--2.3%
    B+        $  300(2) Allied Waste NA, Inc., 10.00%, 8/01/09 ................................   $   319,500
     B           300    Casella Waste Systems, 9.75%, 2/01/13(3) ..............................       319,500
     B           300    National Waterworks, Inc., 10.50%, 12/01/12 ...........................       333,000
                                                                                                  -----------
                                                                                                      972,000
                                                                                                  -----------
                        FINANCE & BANKING--19.5%
    AA+          300(2) American General Capital II, 8.50%, 7/01/30 ...........................       415,731
    Aa2          300(2) Bank of America Corp., 3.875%, 1/15/08 ................................       314,612
    AA+        1,200(2) Citigroup, Inc., 3.50%, 2/01/08 .......................................     1,231,872
    Aa3          100    Credit Suisse First Boston, 6.125%, 11/15/11 ..........................       112,023
    BB           250    Crum & Forster Holding Corp., 10.375%, 6/15/13(3) .....................       253,125
    A1           300(2) FleetBoston Financial Corp., 4.875%, 12/01/06 .........................       322,671
    A3           300(2) Ford Motor Credit Co., 7.375%, 10/28/09 ...............................       314,494
     B           300    Gemstone Investors Ltd., 7.71%, 10/31/04(3) ...........................       298,500
                        General Electric Cap. Corp.
    AAA          300(2)    5.875%, 2/15/12 ....................................................       335,582
    AAA          800(2)    6.125%, 2/22/11 ....................................................       912,234
    A3           300(2) General Motors Acceptance Corp., 6.875%, 9/15/11 ......................       301,164
    AA-          200    Goldman Sachs Group, Inc., 6.875%, 1/15/11 ............................       234,660
    A1           300(2) Household Finance Corp., 6.375%, 10/15/11 .............................       341,119
     B           250    Huntsman Advance Materials LLC, 11.00%, 7/15/10(3) ....................       262,500
     A           200(2) JP Morgan Chase & Co., 6.75%, 2/01/11 .................................       232,796
    Ba1          300    Labranche & Co., 12.00%, 3/02/07 ......................................       342,000
    A+           300(2) Lehman Brothers Holdings, 6.625%, 1/18/12 .............................       351,713
     A           200    MetLife, Inc., 6.50%, 12/15/32 ........................................       234,313
                        Morgan Stanley
    Aa3          200      4.25%, 5/15/10 ......................................................       205,732
    AA-          300(2)   6.75%, 4/15/11 ......................................................       350,904
    A+           200    Progressive Corp., 6.25%, 12/01/32 ....................................       222,675
   BBB+          225    Sears Roebuck Acceptance, 6.75%, 8/15/11 ..............................       254,997
    Aa3          200    US Bancorp, 3.95%, 8/23/07 ............................................       210,474
                                                                                                  -----------
                                                                                                    8,055,891
                                                                                                  -----------
                        FOREST PRODUCTS--2.7%
    BB+          300(2) Georgia-Pacific Corp., 8.875%, 2/01/10(3) .............................       324,000
    BBB          200    Intl. Paper Co., 5.30%, 4/01/15(3) ....................................       205,794
    Ba1          250    Tembec Industries, Inc., 8.50%, 2/01/11 (Canada) ......................       249,375
    BBB          300(2) Weyerhaeuser Co., 5.25%, 12/15/09 .....................................       318,822
                                                                                                  -----------
                                                                                                    1,097,991
                                                                                                  -----------
                        HEALTH CARE--0.5%
    BB+          200    Omnicare, Inc., 6.125%, 6/01/13 .......................................       205,000
                                                                                                  -----------
                        HOME BUILDERS--0.5%
    Ba3          200    WCI Communities, Inc., 10.625%, 2/15/11 ...............................       221,000
                                                                                                  -----------
                        HOTELS & CASINOS--2.3%
     B           300(2) John Q. Hammons Hotels, 8.875%, 5/15/12 ...............................       315,000
    BB-          300    Mohegan Tribal Gaming, 8.00%, 4/01/12 .................................       323,250
    BB+          300    Starwood Hotels & Resorts, 7.375%, 11/15/15 ...........................       310,125
                                                                                                  -----------
                                                                                                      948,375
                                                                                                  -----------
                        INDUSTRIAL EQUIPMENT--0.8%
    NR           300    United Rentals NA, Inc., 10.75%, 4/15/08(3) ...........................       327,750
                                                                                                  -----------
                        MEDIA--3.9%
    BBB          400(2) Comcast Corp., 5.50%, 3/15/11 .........................................       426,556
   Baa1          300    COX Enterprises, 4.375%, 5/01/08(3) ...................................       311,955
    BB-          300    CSC Holdings, Inc., 7.875%, 12/15/07 ..................................       306,000
   BBB+          200    Turner Broadcasting, 8.375%, 7/01/13 ..................................       245,842
    B-           300    WRC Media, Inc., 12.75%, 11/15/09 .....................................       312,000
                                                                                                  -----------
                                                                                                    1,602,353
                                                                                                  -----------
                        PACKAGING & CONTAINERS--0.8%
     B           300    Crown Euro Holdings SA, 10.875%, 3/01/13 (France)(3) ..................       330,000
                                                                                                  -----------
                        REAL ESTATE--1.8%
   BBB+          300(2) Archstone-Smith Trust, 3.00%, 6/15/08 .................................       295,158
   BBB+          185    Avalonbay Communities, Inc., 6.625%, 9/15/11 ..........................       209,463
   BBB+          200    EOP Operating LP, 7.00%, 7/15/11 ......................................       232,114
                                                                                                  -----------
                                                                                                      736,735
                                                                                                  -----------
                        TECHNOLOGY--0.7%
    B1           300(2) Amkor Technologies, Inc., 7.75%, 5/15/13(3) ...........................       282,000
                                                                                                  -----------


                       See Notes to Financial Statements.

            PRINCIPAL
             AMOUNT
RATING(1)     (000)                         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------------------------------------
                        TELECOMMUNICATION--1.6%
    AA-      $   200    SBC Communications, Inc., 6.25%, 3/15/11 ..............................   $   229,413
    AA           400(2) Verizon New Jersey, Inc., 5.875%, 1/17/12 .............................       445,216
                                                                                                  -----------
                                                                                                      674,629
                                                                                                  -----------
                        TRANSPORTATION--1.1%
   BBB+          200    Burlington North Santa Fe, 5.90%, 7/01/12 .............................       223,022
     B           200    RailAmerica Transportation, 12.875%, 8/15/10 ..........................       222,000
                                                                                                  -----------
                                                                                                      445,022
                                                                                                  -----------
                        Total Corporate Bonds .................................................    27,064,339
                                                                                                  -----------
                        FEDERAL NATIONAL MORTGAGE ASSOCIATION--17.3%
               1,661(2)   4.50%, 5/01/18 ......................................................     1,697,193
                 331(2)   4.50%, 6/01/18 ......................................................       338,006
               1,000      5.00%, TBA ..........................................................     1,011,875
               1,464(2)   5.00%, 5/01/33 ......................................................     1,489,359
                 527(2)   5.00%, 6/01/33 ......................................................       536,546
               2,000      5.50%, TBA ..........................................................     2,077,458
                                                                                                  -----------
                        Total Federal National Mortgage Association ...........................     7,150,437
                                                                                                  -----------
                        FOREIGN GOVERNMENT--1.5%
    A+           200    Quebec Province, 7.50%, 7/15/23 (Canada) ..............................       268,000
   Baa2          300    United Mexican States, 8.125%, 12/30/19 (Mexico) ......................       344,250
                                                                                                  -----------
                        Total Foreign Government ..............................................       612,250
                                                                                                  -----------
                        SUPRANATIONAL--0.8%
    AAA          300    European Investment Bank, 4.625%, 3/01/07 .............................       327,441
                                                                                                  -----------
                        TAXABLE MUNICIPAL--0.7%
    AA           300    Illinois, GO, 5.10%, 6/01/33 ..........................................       295,011
                                                                                                  -----------
                        U.S. GOVERNMENT SECURITIES--7.5%
               3,000(2) U.S. Treasury Notes, 3.875%, 2/15/13 ..................................     3,087,069
                                                                                                  -----------

            ---------
             SHARES
            ---------
                        COMMON STOCKS--50.2%
                        BASIC MATERIALS--0.9%
              14,300    Aluminum Co. of America ...............................................       364,650
                                                                                                  -----------
                        BUILDING MATERIALS--0.6%
              10,100    Masco Corp. ...........................................................       240,885
                                                                                                  -----------
                        CHEMICALS--3.1%
              13,100    Ashland, Inc. .........................................................       401,908
               2,700    Dow Chemical Co. ......................................................        83,592
               9,100    E.I. du Pont de Nemours and Co. .......................................       378,924
               5,300    Eastman Chemical Co. ..................................................       167,851
               5,100    PPG Industries, Inc. ..................................................       258,774
                                                                                                  -----------
                                                                                                    1,291,049
                                                                                                  -----------
                        CONSUMER PRODUCTS--2.8%
               4,000    Altria Group, Inc. ....................................................       181,760
              10,100    Baxter International, Inc. ............................................       262,600
               5,600    General Mills, Inc. ...................................................       265,496
               4,300    Heinz Co., H.J. .......................................................       141,814
               4,300    Kimberly-Clark Corp. ..................................................       224,202
               4,500    May Department Stores Co. .............................................       100,170
                                                                                                  -----------
                                                                                                    1,176,042
                                                                                                  -----------
                        ELECTRONICS--0.6%
               5,000    Emerson Electric Co. ..................................................       255,500
                                                                                                  -----------
                        ENERGY--12.7%
              10,500    ChevronTexaco Corp. ...................................................       758,100
               4,300    Dominion Resources, Inc. ..............................................       276,361
               5,600    DTE Energy Co. ........................................................       216,384
               7,800    Exelon Corp. ..........................................................       466,518
              27,200    Exxon Corp. ...........................................................       976,752
               3,700    FPL Group, Inc. .......................................................       247,345
              13,600    National Fuel Gas Co. .................................................       354,280
               4,800    Pinnacle West Capital Co. .............................................       179,760
               6,300    Progress Energy, Inc. .................................................       276,570
              20,400    Questar Corp. .........................................................       682,788
              20,300    Shell Transport & Trading Co. (United Kingdom) ........................       808,955
                                                                                                  -----------
                                                                                                    5,243,813
                                                                                                  -----------


                       See Notes to Financial Statements.

             SHARES                         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------------------------------------
                        FINANCE & BANKING--16.7%
               8,800    ACE Ltd. (Bermuda) ....................................................  $    301,752
               8,800    Bank of America Corp. .................................................       695,464
               4,800    Chubb Corp., The ......................................................       288,000
               4,500    Cigna Corp. ...........................................................       211,230
              20,200    Citigroup, Inc. .......................................................       864,560
               3,900    Federal National Mortgage Association .................................       263,016
               7,500    Hartford Financial Services Group, Inc., The ..........................       377,700
               7,800    Keycorp ...............................................................       197,106
               6,100    Marsh & McLennan Cos., Inc. ...........................................       311,527
               3,500    Morgan Stanley ........................................................       149,625
              15,100    National City Corp. ...................................................       493,921
              15,200    St. Paul Companies, Inc. ..............................................       554,952
               4,800    US Bancorp ............................................................       117,600
               6,600    Wachovia Corp. ........................................................       263,736
              16,500    Washington Mutual, Inc. ...............................................       681,450
              12,600    Wells Fargo & Co. .....................................................       635,040
               6,100    XL Capital Ltd. (Bermuda) .............................................       506,300
                                                                                                 ------------
                                                                                                    6,912,979
                                                                                                 ------------
                        FOREST PRODUCTS--1.2%
               8,800    Weyerhaeuser Co. ......................................................       475,200
                                                                                                 ------------
                        INDUSTRIAL--1.6%
               7,800    Caterpillar, Inc. .....................................................       434,148
               9,200    Rockwell Automation, Inc. .............................................       219,328
                                                                                                 ------------
                                                                                                      653,476
                                                                                                 ------------
                        MEDIA--0.5%
               2,700    Gannett Co., Inc. .....................................................       207,387
                                                                                                 ------------
                        PHARMACEUTICALS--2.3%
               9,600    Merck & Co., Inc. .....................................................       581,280
              10,900    Pfizer, Inc. ..........................................................       372,235
                                                                                                 ------------
                                                                                                      953,515
                                                                                                 ------------
                        REAL ESTATE--0.6%
               4,400    Archstone-Smith Trust .................................................       105,600
               4,500    Regency Realty Corp. ..................................................       157,410
                                                                                                 ------------
                                                                                                      263,010
                                                                                                 ------------
                        TECHNOLOGY--1.4%
              26,400    Hewlett Packard, Co. ..................................................       562,320
                                                                                                 ------------
                        TELECOMMUNICATIONS--5.2%
              22,600    Bell Atlantic Corp. ...................................................       891,570
              20,200    Bellsouth Corp. .......................................................       537,926
              21,100    Nokia Corp. (Finland) .................................................       346,673
              15,100    SBC Communications, Inc. ..............................................       385,805
                                                                                                 ------------
                                                                                                    2,161,974
                                                                                                 ------------
                        Total Common Stocks ...................................................    20,761,800
                                                                                                 ------------
                        Total Long-Term Investments (cost $57,431,349) ........................    59,298,347
                                                                                                 ------------
                        SHORT-TERM INVESTMENTS--2.0%
                        MONEY MARKET FUND--1.5%
             640,831    Galileo Money Market Fund .............................................       640,831
                                                                                                 ------------

           -----------
            PRINCIPAL
             AMOUNT
              (000)
           -----------
                        DISCOUNT NOTE--0.5%
             $   200    Federal Home Loan Bank, Zero Coupon, 7/01/03 ..........................       200,000
                                                                                                 ------------
                        Total Short-Term Investments (cost $840,831) ..........................       840,831
                                                                                                 ------------
                        TOTAL INVESTMENTS--145.4% (cost $58,272,177) ..........................    60,139,178
                        LIABILITIES IN EXCESS OF OTHER ASSETS--(45.4)% ........................   (18,766,519)
                                                                                                 ------------
                        NET ASSETS--100.0% ....................................................  $ 41,372,659
                                                                                                 ============

----------------

(1)  Using the higher of S&P's, Moody's or Fitch's rating.

(2) Entire or partial principal amount pledged as collateral for reverse repurchase agreements.

(3) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2003, the Trust held 13.1% of its net assets, with a current market value of $5,402,027, in securities restricted as to resale.

                       See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2003
--------------------------------------------------------------------------------

ASSETS
Investments at value (cost $58,272,177) .............................     $60,139,178
Receivable from Advisor .............................................          10,388
Receivable from investments sold ....................................       3,313,720
Income receivable ...................................................         608,605
Other assets ........................................................          19,227
                                                                          -----------
                                                                           64,091,118
                                                                          -----------

LIABILITIES
Reverse repurchase agreements .......................................      19,431,490
Payable for investments purchased ...................................       3,164,050
Investment advisory fee payable .....................................          59,059
Other accrued expenses ..............................................          63,860
                                                                          -----------
                                                                           22,718,459
                                                                          -----------
NET ASSETS ..........................................................     $41,372,659
                                                                          ===========
Composition of Net Assets:
  Par value .........................................................     $     2,065
  Paid-in capital in excess of par ..................................      39,388,216
  Undistributed net investment income ...............................          44,641
  Accumulated net realized gain .....................................          70,736
  Net unrealized appreciation .......................................       1,867,001
                                                                          -----------
Net assets, June 30, 2003 ...........................................     $41,372,659
                                                                          ===========
Net asset value per share:
  ($41,372,659 / 2,064,824 common shares issued and outstanding) ....          $20.04
                                                                               ======




                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE PERIOD(1) ENDED JUNE 30, 2003
--------------------------------------------------------------------------------


INVESTMENT INCOME
  Interest income ............................................      $   278,749
  Dividend income ............................................           96,557
                                                                    -----------
    Total investment income ..................................          375,306
                                                                    -----------
EXPENSES
  Investment advisory ........................................           59,059
  Distribution and servicing .................................           24,162
  Transfer agent .............................................            7,982
  Custodian ..................................................            9,361
  Reports to shareholders ....................................           12,038
  Trustees' fees .............................................            2,080
  Registration ...............................................            6,302
  Independent accountants ....................................            8,242
  Legal ......................................................            2,548
  Organization ...............................................           17,500
  Miscellaneous ..............................................            1,489
                                                                    -----------
    Total expenses excluding interest expense ................          150,763
      Interest expense .......................................           19,726
                                                                    -----------
    Total expenses ...........................................          170,489
      Less fees waived by Advisor ............................          (10,388)
                                                                    -----------
    Net expenses .............................................          160,101
                                                                    -----------
Net investment income ........................................          215,205
                                                                    -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain ..........................................           70,736
  Net change in unrealized appreciation ......................        1,867,001
                                                                    -----------
Net gain on investments ......................................        1,937,737
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........      $ 2,152,942
                                                                    ===========

---------------
(1) Commencement of investment operations was April 30, 2003.




                       See Notes to Financial Statements.

STATEMENT OF CASH FLOWS (UNAUDITED)
FOR THE PERIOD(1) ENDED JUNE 30, 2003
--------------------------------------------------------------------------------


RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS TO NET CASH FLOWS USED FOR OPERATING ACTIVITIES
Net increase in net assets resulting from operations ...........   $  2,152,942
                                                                   ------------
Increase in investments ........................................    (58,201,441)
Net realized gain ..............................................        (70,736)
Increase in unrealized appreciation ............................     (1,867,001)
Increase in receivable from Advisor ............................        (10,388)
Increase in receivable for investments sold ....................     (3,313,720)
Increase in income receivable ..................................       (608,605)
Increase in other assets .......................................        (19,227)
Increase in payable for investments purchased ..................      3,164,050
Increase in investment advisory fee payable ....................         59,059
Increase in other accrued expenses .............................         63,860
                                                                   ------------
  Total adjustments ............................................    (60,804,149)
                                                                   ------------
Net cash flows used for operating activities ...................   $(58,651,207)
                                                                   ============

INCREASE IN CASH
Net cash flows used for operating activities ...................   $(58,651,207)
                                                                   ------------
Cash flows provided by financing activities:
  Capital contributions ........................................     39,390,281
  Increase in reverse repurchase agreements ....................     19,431,490
  Cash dividends paid ..........................................       (170,564)
                                                                   ------------
Net cash flows provided by financing activities ................     58,651,207
                                                                   ------------
  Net increase in cash .........................................             --
  Cash at beginning of period ..................................             --
                                                                   ------------
  Cash at end of period ........................................   $         --
                                                                   ============

----------------
(1) Commencement of investment operations was April 30, 2003. This information includes the initial investments by BlackRock Funding, Inc.



                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD(1) ENDED JUNE 30, 2003
--------------------------------------------------------------------------------


INCREASE IN NET ASSETS

OPERATIONS:
  Net investment income .....................................      $    215,205
  Net realized gain .........................................            70,736
  Net change in unrealized appreciation .....................         1,867,001
                                                                   ------------
Net increase in net assets resulting from operations ........         2,152,942
                                                                   ------------

DIVIDENDS FROM NET INVESTMENT INCOME ........................          (170,564)
                                                                   ------------

CAPITAL SHARE TRANSACTIONS:
  Net proceeds from the issuance of common shares ...........        39,304,206
  Reinvestment of dividends .................................            86,075
                                                                   ------------
    Net proceeds from capital share transactions ............        39,390,281
                                                                   ------------
      Total increase ........................................        41,372,659
                                                                   ------------

NET ASSETS
Beginning of period .........................................                --
                                                                   ------------
End of period ...............................................      $ 41,372,659
                                                                   ============
End of period undistributed net investment income ...........      $     44,641

---------------
(1) Commencement of investment operations was April 30, 2003. This information includes the initial investment by BlackRock Funding, Inc.



                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
FOR THE PERIOD(1) ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------


PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period(2) .........................   $    19.10
                                                                    ----------
Investment operations:
   Net investment income ........................................         0.10
   Net realized and unrealized gain .............................         0.96
                                                                    ----------
Net increase from investment operations .........................         1.06
                                                                    ----------
Dividends from net investment income ............................        (0.08)
                                                                    ----------
Capital charges with respect to issuance of shares ..............        (0.04)
                                                                    ----------
Net asset value, end of period(2) ...............................   $    20.04
                                                                    ==========

TOTAL INVESTMENT RETURN(3) ......................................         5.36%
                                                                    ==========
RATIOS TO AVERAGE NET ASSETS:(4)
Total expenses ..................................................         2.47%
Net expenses ....................................................         2.32%
Net expenses excluding interest expense .........................         2.03%
Net investment income ...........................................         3.12%
SUPPLEMENTAL DATA:
Average net assets (000) ........................................   $   41,644
Portfolio turnover ..............................................            3%
Net assets, end of period (000) .................................   $   41,373
Reverse repurchase agreements outstanding, end of period (000) ..   $   19,431
Asset coverage(5) ...............................................   $    3,129

-------------------
(1) Commencement of investment operations was April 30, 2003. This information includes the initial investments by BlackRock Funding, Inc. Net asset value immediately after the closing of the public offering was $19.10.
(2) Net asset value is published in BARRON'S on Saturday and THE WALL STREET JOURNAL on Monday.
(3) Total investment return is calculated assuming a purchase of a share at the net asset value on the first day and a sale at the net asset value on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at net asset value. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(4)  Annualized.
(5)  Per $1,000 of reverse repurchase agreements outstanding.

The information above represents the unaudited operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's shares.



                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION        Partners  Balanced Trust (the  "Trust"),  a Delaware
& ACCOUNTING POLICIES       statutory  trust,  is  registered  as a  diversified
                            closed-end  management  investment company under the
Investment Company Act of 1940, as amended. The Trust was organized on November 22, 2002. There were no transactions until April 16, 2003, when the Trust sold 6,152 shares for $117,503 to BlackRock Funding, Inc. The Trust commenced investment operations on April 30, 2003.

SECURITIES VALUATION: The Trust intends to value its fixed income securities on the basis of current market quotations provided by dealers or pricing services selected under the supervision of its Board of Trustees (the "Board"). Equity securities traded on a domestic or international securities exchange for which market quotations are readily available are valued at market value, which is currently determined by using the last reported sales price on the security's primary exchange. If no sales are reported, as in the case of some securities traded over-the-counter, equity securities are valued at the mean between the last reported bid and asked prices, or on the basis of quotations provided by a pricing service or dealer. In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities, various relationships observed in the market between securities, and calculated yield measures based on valuation technology commonly employed in the market for such securities. Short-term securities may be valued at amortized cost. Securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by, and under the general supervision and responsibility of, the Board.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. The Trust also records interest income on an accrual basis and amortizes premium and/or accretes discount to interest income on securities purchased using the interest method.

REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

SEGREGATION: In cases in which the Investment Company Act of 1940, as amended, and the interpretive positions of the Securities and Exchange Commission ("SEC") require that the Trust segregate assets in connection with certain investments (e.g., when issued securities, reverse repurchase agreements or futures contracts), the Trust will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

FEDERAL INCOME TAXES: It is the Trust's intention to elect to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient amounts of its taxable income to shareholders. Therefore, no Federal income tax provisions are required.

DIVIDENDS AND DISTRIBUTIONS: The Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed annually. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

DEFERRED COMPENSATION AND BLACKROCK CLOSED-END SHARE EQUIVALENT INVESTMENT PLAN:
Under the deferred compensation plan approved by the Trust's Board, non-interested Trustees are required to defer a portion of their annual complex compensation pursuant to the plan. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end trusts selected by the Trustees.

   The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Trustees in order to match its deferred compensation obligations.

NOTE 2. AGREEMENTS          The Trust  has an  Investment  Management  Agreement
                            with BlackRock  Advisors,  Inc. (the  "Advisor"),  a
wholly owned subsidiary of BlackRock, Inc. Wellington Management Company, LLP serves as the sub-advisor for the Trust's equity investments. BlackRock Financial Management, Inc., a wholly owned subsidiary of BlackRock, Inc., serves as the sub-advisor for the Trust's debt investments. BlackRock, Inc. is an indirect, majority owned subsidiary of The PNC Financial Services Group, Inc. The investment management agreement covers both investment advisory and administration services.

   The Trust's investment advisory fee paid to the Advisor is computed daily and payable monthly based on an annual rate of 0.70% of the Trust's average daily managed assets. "Managed Assets" means the total assets of the Trust (including any assets attributable to any borrowings that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

   The Advisor has voluntarily agreed to reimburse the Trust for operating expenses to the extent necessary to assure that other expenses of the Trust do not exceed 0.47% of the Trust's average daily managed assets. "Other Expenses" means the total expenses excluding interest expense, investment advisory fee and distribution and servicing fees.

   PFPC Trust, Co., an indirect subsidiary of The PNC Financial Services Group, Inc., serves as custodian for the Trust. PFPC, Inc., an indirect subsidiary of The PNC Financial Services Group, Inc., serves as accounting, transfer and dividend disbursing agent.

   Pursuant to the agreement, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of the Trust who are affiliated persons of the Advisor. The Advisor pays occupancy and certain clerical and accounting costs. The Trust bears all other costs and expenses, which include reimbursements to the Advisor for certain operational support services provided to the Trust.

NOTE 3.  PORTFOLIO          Purchases and sales of investment securities,  other
                            than short-term  investments,  dollar rolls and U.S.
government securities, from April 30, 2003 (commencement of investment operations) through June 30, 2003, were $58,575,926 and $1,178,649, respectively. Purchases of U.S. government securities, from April 28, 2003 (commencement of investment operations) through June 30, 2003, were $2,992,734. There were no sales of U.S. government securities.

NOTE 4. BORROWINGS          REVERSE REPURCHASE  AGREEMENTS:  The Trust may enter
                            into reverse  repurchase  agreements with qualified,
third-party broker-dealers as determined by and under the direction of the Trust's Board. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Trust enters into a reverse repurchase agreement, it will maintain with the lender, liquid investment grade securities having a value not less than the repurchase price, including accrued interest of the reverse repurchase agreement. The average daily balance and weighted average interest rate of reverse repurchase agreements from April 28, 2003 (commencement of investment operations) through June 30, 2003, was $9,203,680 and 1.32%, respectively.

DOLLAR ROLLS: The Trust may enter into dollar rolls in which the Trust sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Trust forgoes principal and interest paid on the securities. The Trust will be compensated by the interest earned on the cash proceeds of the initial sale and/or by the lower repurchase price at the future date.

NOTE 5.  CAPITAL            There are an  unlimited  number of $0.001  par value
                            common shares  authorized for the Trust. At June 30,
2003, the common shares outstanding and the shares owned by affiliates of the Advisor of the Trust were 2,064,824 and 6,152, respectively. From April 30, 2003 (commencement of investment operations) through June 30, 2003, the Trust issued 4,295 shares through dividend reinvestment.

   The Trust operates as a continuously offered interval fund, which means that it continuously accepts new shareholder investments and repurchases its shares (in amounts equal to at least 5% and up to 25% or more of its shares) at net asset value only once a quarter. It is a fundamental policy of the Trust (which may only be changed by shareholder vote) that the Trust will conduct repurchase offers every three months, the repurchase request deadline will be the tenth business day of each month in which a repurchase offer ends and the repurchase price will be determined no more than 14 calendar days following the repurchase request deadline. Payment for all shares repurchased pursuant to these offers normally will be made on the third business day after the repurchase pricing date. Shareholders will be sent notification of each repurchase offer at least 21 but no more than 42 days prior to the repurchase request deadline.

   Transactions in common shares of beneficial interest from April 30, 2003 (commencement of investment operations) through June 30, 2003, for the Trust, were as follows:


                                                                    REINVESTMENT       NET INCREASE IN
TRUST                               SALES         REPURCHASES       OF DIVIDENDS     SHARES OUTSTANDING
-----                               -----         -----------       ------------     ------------------
Partners Balanced .............   2,060,529           --                4,295             2,064,824


   Offering costs of $84,210 incurred in connection with the Trust's offering of common shares has been charged to paid-in capital in excess of par of the common shares.

NOTE 6.  DIVIDENDS          Subsequent  to June 30,  2003,  the  Board  declared
                            dividends  from  undistributed  earnings  per common
share payable July 31, 2003, to shareholders of record on July 15, 2003. The per share common dividends declared was $0.083333.

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



















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


                             Partners Balanced Trust

Trustees
   Ralph L. Schlosstein, CHAIRMAN
   Andrew F. Brimmer
   Richard E. Cavanagh
   Kent Dixon
   Frank J. Fabozzi
   Robert S. Kapito
   James Clayburn La Force, Jr.
   Walter F. Mondale

Officers
   Robert S. Kapito, PRESIDENT
   Henry Gabbay, TREASURER
   Anne Ackerley, VICE PRESIDENT
   Richard M. Shea, VICE PRESIDENT/TAX
   James Kong, ASSISTANT TREASURER
   Vincent B. Tritto, SECRETARY
   Brian P. Kindelan, ASSISTANT SECRETARY

Investment Advisor
   BlackRock Advisors, Inc.
   100 Bellevue Parkway
   Wilmington, DE 19809
   (800) 227-7BFM

Sub-Advisor
   BlackRock Financial Management, Inc.
   40 East 52nd Street
   New York, NY 10022

   Wellington Management Company, LLP
   75 State Street
   Boston, MA 02109

Custodian
   PFPC Trust Co.
   8800 Pinicum Blvd.
   Philadelphia, PA 19153

Accounting Agent and Transfer Agent
   PFPC Inc.
   301 Bellevue Parkway
   Wilmington, DE 19809

Independent Accountants
   Deloitte & Touche LLP
   200 Berkeley Street
   Boston, MA 02116

Legal Counsel
   Skadden, Arps, Slate, Meagher & Flom LLP
   Four Times Square
   New York, NY 10036

Legal Counsel - Independent Directors/Trustees
   Debevoise & Plimpton
   919 Third Avenue
   New York, NY 10022

   This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.






The Trust will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trust at (800) 227-7BFM.

This report is for shareholder information. This is
not a prospectus intended for use in the purchase or                      [LOGO]
sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CLF-SEMI-6

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   BlackRock Partners Balanced Trust

By:      /s/ Henry Gabbay
         ---------------------------
Name:    Henry Gabbay
Title:   Treasurer
Date:    6/27/03

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
         ---------------------------
Name:    Robert S. Kapito
Title:   Principal Executive Officer
Date:    6/27/03

By:      /s/ Henry Gabbay
         ---------------------------
Name:    Henry Gabbay
Title:   Principal Financial Officer
Date:    6/27/03